Energy Infrastructure Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 1	$ 1
Revenue related to operating leases	229	242
Revenue related to its usa contract compression fleet	144	125
Selling profit (loss) on finance leases	$ 3	$ 13
Weighted average interest rate implicit	7.60%	8.60%	9.40%
Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental equipment useful life	5 years
Bottom Of Range [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease maturity term	5 years
Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental equipment useful life	30 years
Top Of Range [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease maturity term	10 years
Cost Of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ (10)	$ (8)
Cost Of Goods Sold [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ (111)	$ (127)